Taxes - Schedule of Movement of Net Deferred Tax Liabilities and Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Taxes [Abstract]
Balance at beginning of the period	$ (246,893)	$ 6,143	$ 6,143	$ 2,169
Current period reduction (addition)	20,846	(156,674)
Foreign exchange difference	1,464	(301)	(1,188)	330
Balance at end of the period	$ (224,583)	$ (150,832)	$ (246,893)	$ 6,143